Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 4,625	$ 6,301
Securities	1,729	2,409
Other	68	77
Total interest income	6,422	8,787
Interest expense:
Deposits	1,882	2,783
Borrowings	1,545	2,084
Total interest expense	3,427	4,867
Net interest income	2,995	3,920
(Credit) provision for loan losses	(149)	3,645
Net interest income after (credit) provision for loan losses	3,144	275
Noninterest income:
Service charges and fees	30	39
Gain on sale of securities	153	1,350
Other	196	5
Total noninterest income	379	1,394
Noninterest expenses:
Salaries and employee benefits	1,791	1,857
Occupancy and equipment	536	586
Data processing	192	202
Professional fees	1,573	1,732
Insurance	397	186
Foreclosed real estate expenses	1,319	469
Regulatory assessment	694	642
Loss on early extinguishment of debt	0	3,699
Other	727	400
Total noninterest expenses	7,229	9,773
Loss before income taxes	(3,706)	(8,104)
Income taxes	41	349
Net loss	$ (3,747)	$ (8,453)
Net loss per share:
Basic	$ (0.82)	$ (10.32)
Diluted	$ (0.82)	$ (10.32)